Expense Example	Apr. 30, 2026 USD ($)
Dan IVES Wedbush AI Revolution ETF | Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF | Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Wedbush LAFFER|TENGLER New Era Value ETF | Wedbush LAFFER|TENGLER New Era Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Dan IVES Wedbush AI Power & Infrastructure ETF | Dan IVES Wedbush AI Power & Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 929